CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 252	[1]	$ 912	[1]
Restricted cash	24	[1]	131	[1]
Trade accounts receivable	1,198	[1]	891	[1]
Other accounts and notes receivable	147	[1]	141	[1]
Due from unconsolidated affiliates			34	[1]
Income taxes receivable			257	[1]
Deferred income taxes, net current assets			75	[1]
Inventories	346	[1]	258	[1]
Regulatory balancing accounts - undercollected	38	[1]
Regulatory Assets, Current	89	[1]	90	[1]
Fixed-price contracts and other derivatives, current assets	85	[1]	81	[1]
Settlement receivable related to wildfire litigation	10	[1]	300	[1]
Other current assets	143	[1]	193	[1]
Total current assets	2,332	[1]	3,363	[1]
Investments And Other Assets [Abstract]
Restricted cash, noncurrent	22	[1]	27	[1]
Regulatory assets arising from pension and other postretirement benefit obligations	1,126	[1]	869	[1]
Regulatory assets arising from wildfire litigation costs	594	[1]	364	[1]
Regulatory Assets, Noncurrent	1,060	[1]	934	[1]
Nuclear decommissioning trusts	804	[1]	769	[1]
Investment in RBS Sempra Commodities LLP	126	[1]	787	[1]
Other investments	1,545	[1]	2,164	[1]
Goodwill	1,036	[1]	87	[1]
Other intangible assets	448	[1]	453	[1]
Sundry	691	[1]	600	[1]
Total investments and other assets	7,452	[1]	7,054	[1]
Property, plant and equipment:
Property, Plant and Equipment, Gross	31,192	[1]	27,023	[1]
Less accumulated depreciation and amortization	(7,727)	[1]	(7,209)	[1]
Property, plant and equipment, net	23,465	[1]	19,814	[1]
Total assets	33,249	[1]	30,231	[1]
Current liabilities:
Short-term debt	449	[1]	158	[1]
Accounts payable - trade	983	[1]	755	[1]
Accounts payable - other	124	[1]	109	[1]
Due to unconsolidated affiliates			36	[1]
Income taxes payable	5	[1]
Deferred income taxes, net current liabilities	173	[1]
Dividends and interest payable	219	[1]	188	[1]
Regulatory balancing accounts - overcollected	105	[1]	241	[1]
Accrued compensation and benefits	323	[1]	311	[1]
Current portion of long-term debt	336	[1]	349	[1]
Fixed-price contracts and other derivatives, current liabilities	92	[1]	106	[1]
Customer deposits	142	[1]	129	[1]
Reserve for wildfire litigation	586	[1]	639	[1]
Other current liabilities	615	[1]	765	[1]
Total current liabilities	4,152	[1]	3,786	[1]
Long-term debt	10,078	[1]	8,980	[1]
Deferred Credits And Other Liabilities [Abstract]
Customer advances for construction	142	[1]	154	[1]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	1,423	[1]	1,105	[1]
Deferred income taxes, net noncurrent liabilities	1,520	[1]	1,545	[1]
Deferred investment tax credits	49	[1]	50	[1]
Regulatory liabilities arising from removal obligations	2,551	[1]	2,630	[1]
Asset retirement obligations	1,905	[1]	1,449	[1]
Regulatory Liability, Noncurrent	87	[1]	138	[1]
Fixed-price contracts and other derivatives, noncurrent liabilities	301	[1]	290	[1]
Deferred credits and other	784	[1]	824	[1]
Total deferred credits and other liabilities	8,762	[1]	8,185	[1]
Contingently redeemable preferred stock of subsidiary	79	[1]	79	[1]
Equity:
Common stock	2,104	[1]	2,036	[1]
Retained earnings	8,162	[1]	7,292	[1]
Deferred compensation	(2)	[1]	(8)	[1]
Accumulated other comprehensive income (loss)	(489)	[1]	(330)	[1]
Total shareholders' equity	9,775	[1]	8,990	[1]
Preferred stock of subsidiaries	20	[1]	100	[1]
Other noncontrolling interests	383	[1]	111	[1]
Total equity	10,178	[1]	9,201	[1]
Total liabilities and equity	33,249	[1]	30,231	[1]
San Diego Gas and Electric Company and Subsidiary [Member]
Current assets:
Cash and cash equivalents	29		127
Restricted cash	21		116
Trade accounts receivable	267		248
Other accounts and notes receivable	23		59
Due from unconsolidated affiliates	67		12
Income taxes receivable	102		37
Deferred income taxes, net current assets			129
Inventories	82		71
Regulatory balancing accounts - undercollected	38
Regulatory assets arising from fixed-price contracts and other derivatives - current	67		66
Regulatory Assets, Current	11		5
Fixed-price contracts and other derivatives, current assets	27		28
Settlement receivable related to wildfire litigation	10		300
Other current assets	51		50
Total current assets	795		1,248
Investments And Other Assets [Abstract]
Restricted cash, noncurrent	22
Deferred taxes recoverable in rates	570		502
Regulatory assets arising from fixed-price contracts and other derivatives - noncurrent	191		233
Regulatory assets arising from pension and other postretirement benefit obligations	309		279
Regulatory assets arising from wildfire litigation costs	594		364
Regulatory Assets, Noncurrent	160		73
Nuclear decommissioning trusts	804		769
Sundry	70		56
Total investments and other assets	2,720		2,276
Property, plant and equipment:
Property, Plant and Equipment, Gross	13,003		11,247
Less accumulated depreciation and amortization	(2,963)		(2,694)
Property, plant and equipment, net	10,040		8,553
Total assets	13,555		12,077
Current liabilities:
Accounts payable - trade	375		292
Due to unconsolidated affiliates	14		16
Deferred income taxes, net current liabilities	62
Accrued compensation and benefits	124		115
Regulatory balancing accounts, net			61
Current portion of long-term debt	19		19
Fixed-price contracts and other derivatives, current liabilities	55		51
Customer deposits	62		54
Reserve for wildfire litigation	586		639
Other current liabilities	139		136
Total current liabilities	1,436		1,383
Long-term debt	4,058		3,479
Deferred Credits And Other Liabilities [Abstract]
Customer advances for construction	20		21
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	342		309
Deferred income taxes, net noncurrent liabilities	1,167		1,001
Deferred investment tax credits	26		25
Regulatory liabilities arising from removal obligations	1,462		1,409
Asset retirement obligations	693		619
Fixed-price contracts and other derivatives, noncurrent liabilities	243		248
Deferred credits and other	188		283
Total deferred credits and other liabilities	4,141		3,915
Contingently redeemable preferred stock	79		79
Equity:
Common stock	1,338		1,138
Retained earnings	2,411		1,980
Accumulated other comprehensive income (loss)	(10)		(10)
Total shareholders' equity	3,739		3,108
Other noncontrolling interests	102		113
Total equity	3,841		3,221
Total liabilities and equity	13,555		12,077
Southern California Gas Company [Member]
Current assets:
Cash and cash equivalents	36		417
Trade accounts receivable	578		534
Other accounts and notes receivable	63		49
Due from unconsolidated affiliates	40		63
Income taxes receivable	17		28
Inventories	151		105
Regulatory Assets, Current	9		12
Other current assets	28		39
Total current assets	922		1,247
Investments And Other Assets [Abstract]
Regulatory assets arising from pension and other postretirement benefit obligations	808		586
Regulatory Assets, Noncurrent	137		123
Sundry	8		8
Total investments and other assets	953		717
Property, plant and equipment:
Property, Plant and Equipment, Gross	10,565		9,824
Less accumulated depreciation and amortization	(3,965)		(3,802)
Property, plant and equipment, net	6,600		6,022
Total assets	8,475		7,986
Current liabilities:
Accounts payable - trade	315		327
Accounts payable - other	78		79
Due to unconsolidated affiliates	2		11
Deferred income taxes, net current liabilities	44		17
Accrued compensation and benefits	99		98
Regulatory balancing accounts, net	105		180
Current portion of long-term debt	257		262
Customer deposits	75		73
Other current liabilities	172		163
Total current liabilities	1,147		1,210
Long-term debt	1,064		1,320
Deferred Credits And Other Liabilities [Abstract]
Customer advances for construction	110		133
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	833		613
Deferred income taxes, net noncurrent liabilities	576		418
Deferred investment tax credits	23		25
Regulatory liabilities arising from removal obligations	1,075		1,208
Asset retirement obligations	1,161		788
Deferred taxes refundable in rates	87		138
Deferred credits and other	206		178
Total deferred credits and other liabilities	4,071		3,501
Equity:
Preferred stock	22		22
Common stock	866		866
Retained earnings	1,326		1,089
Accumulated other comprehensive income (loss)	(21)		(22)
Total shareholders' equity	2,193		1,955
Total equity	2,193		1,955
Total liabilities and equity	$ 8,475		$ 7,986

[1]	As adjusted for the retrospective effect of a change in accounting principle as we discuss in Note 1.